Interest in Master Trust	12 Months Ended
Dec. 31, 2025
EBP 006
EBP, Master Trust [Line Items]
Interest in Master Trust	Interest in Master Trust
The Trustee holds certain investment assets of the Master Trust as commingled funds in which each separate plan is deemed to have an undivided interest in the investments in which they participate. The Plan’s investment in the shared assets held by the Master Trust consists of units owned in the Marsh Stock Fund, the Invesco Fixed Income Fund (the "Stable Value Fund"), and the S&P 500 Index Fund, the U.S. Bond Index Fund, the U.S. Extended Equity Market Index Fund and the Non-U.S. Equity Index Fund (collectively, the "common collective trusts").
The following tables summarize the assets and liabilities of the commingled funds of the Master Trust and the Plan's interest in those assets and liabilities at December 31, 2025 and 2024:

	December 31, 2025
	Master Trust - Commingled Funds	Plan's Interest in Master Trust Commingled Funds
Marsh Stock Fund
Marsh common stock at fair value	$569,666,803	$47,818,201
Short-term investment fund at fair value	10,613,206	890,879
Accrued interest receivable	36,384	3,054
Liability for expenses incurred	(21,253)	(1,784)
	580,295,140	48,710,350
Stable Value Fund
Security backed investment contracts at contract value	512,986,091	56,510,961
Short-term investment fund at fair value	23,594,468	2,599,185
Accrued interest receivable	85,026	9,367
Liability for expenses incurred	(119,202)	(13,131)
	536,546,383	59,106,382
Common collective trusts at fair value	3,330,896,704	555,971,903
Net assets of commingled investments held by Master Trust	$4,447,738,227	$663,788,635

	December 31, 2024
	Master Trust - Commingled Funds	Plan's Interest in Master Trust Commingled Funds
Marsh Stock Fund
Marsh common stock at fair value	$722,475,231	$61,637,116
Short-term investment fund at fair value	15,128,903	1,290,704
Accrued interest receivable	55,559	4,740
Liability for expenses incurred	(21,250)	(1,813)
	737,638,443	62,930,747
Stable Value Fund
Security backed investment contracts at contract value	517,049,326	50,953,846
Short-term investment fund at fair value	11,086,840	1,092,579
Accrued interest receivable	43,260	4,263
Liability for expenses incurred	(118,452)	(11,673)
	528,060,974	52,039,015
Common collective trusts at fair value	2,784,329,533	394,839,791
Net assets of commingled investments held by Master Trust	$4,050,028,950	$509,809,553
The following table summarizes the net investment income of the commingled investments held by the Master Trust for the year ended December 31, 2025:

Investment income and expenses:
Net depreciation in fair value of Marsh common stock	$(82,925,232)
Net appreciation in fair value of common collective trusts	521,402,298
Dividends	11,144,144
Interest	16,703,838
Expenses	(771,552)
Net investment income	$465,553,496

Net investment income from commingled investments in Master Trust - By plan:
Marsh & McLennan Agency 401(k) Savings & Investment Plan	$79,523,502
Marsh Plan	$386,029,994
Marsh Stock Fund Valuations
The Marsh Stock Fund consists of Marsh common stock and short-term investment funds. The Marsh common stock is reported at fair value based on the closing market price at December 31, 2025 and 2024. The short-term investment fund is composed of high-grade money market instruments with short maturities that are reported at fair value as of the reporting date.
Stable Value Fund Valuations
The Stable Value Fund consists of GICs, synthetic GICs, separate account GICs and short-term investment funds (collectively, the "Investment contracts"). The short-term investment funds primarily consist of high-grade money market instruments with short maturities that are reported at fair value as of the reporting date.
The investments in traditional GICs, synthetic GICs, and separate account GICs, which are fully benefit responsive investment contracts ("FBRICs"), are part of the Stable Value Fund managed by Invesco Advisers, Inc. Investments in FBRICs, if they meet the fully responsive requirements of the accounting guidance, are required to be reported at contract value rather than at fair value. Contract value is the amount Plan participants would receive if they were to initiate permitted transactions under the terms of the Plan.
The Investment contracts provide for benefit responsive withdrawals by Plan participants at contract value.
Investment contracts are normally held to maturity and meet the fully benefit responsive requirements of the accounting guidance. The contract value of Investment contracts will be adjusted to reflect any issuer defaults or other evidence of impairment of an Investment contract should they occur.
Synthetic GICs consist of investment-grade fixed income securities (credit rating at time of purchase) or units of commingled funds composed of such securities owned by the Stable Value Fund or, in the case of separate account GICs, owned by the insurance company. These underlying assets are "wrapped" by an insurance company, bank, or other financial institution (the "wrap provider"). With traditional GICs, the underlying assets are part of the general account of the issuing insurance company and, as such, may have different credit ratings and maturity requirements. The underlying securities of the synthetic GICs and separate account GICs are generally actively managed during the life of the contract. Under specified circumstances, the Investment contracts provide liquidity for benefit payments to the Fund for the benefit of Plan participants at contract value.
The Stable Value Fund purchases wrap contracts from insurance companies, banks, or other financial institutions. The wrap contract amortizes the realized and unrealized gains and losses on the underlying fixed income investments, typically over the duration of the investments, through adjustments to the future interest crediting rate. The issuer of the wrap contract provides assurance that the adjustments to the interest crediting rate do not result in a future interest crediting rate that is less than zero. The crediting rate is calculated by a formula specified in each wrap agreement and is typically reset on a monthly or quarterly basis, depending on the contract. The key factors that influence future crediting rates for wrapped contracts include the following: the level of market interest rates, the amount and timing of participant contributions, transfers, and withdrawals into/out of the contract, the investment returns generated by the fixed income securities that back the wrapped contract, and the duration of the underlying investments backing the contract.
Changes in market interest rates affect the yield to maturity and the market value of the underlying bonds, and they can have a material impact on the contract’s crediting rate. In addition, participant withdrawals and transfers from the Stable Value Fund are paid at contract value but funded through the market value liquidation of the underlying investments, which also impacts the interest crediting rate. The resulting gains and losses in the market value of the underlying investments relative to the contract value are amortized in the future through either a lower crediting interest rate (in the event of market losses) or a higher crediting interest rate (in the event of market gains) than would otherwise be the case. All wrap contracts provide for a minimum interest crediting rate of zero percent.
Certain events might limit the ability of the Plan to transact at contract value with the contract issuer. Such events include the Plan’s failure to qualify under Section 401(a) of the IRC or the failure of the trust to be tax-exempt under Section 501(a) of the IRC, premature termination of the contracts, Plan termination or merger, changes to the Plan’s prohibition on competing investment options and bankruptcy of the Plan Sponsor or other Plan Sponsor events (for example, divestitures or spinoffs of a subsidiary) that significantly affect the Plan’s normal operations.
In addition, certain events allow the contract issuer to terminate a contract with the Plan and settle at an amount different from the contract value. Those events may be different under each contract. Examples of such events include the following: an uncured violation of the Plan’s investment guidelines, a breach of material obligation under the contract, a material misrepresentation, and a material amendment to the agreements without the consent of the issuer. If one of these events were to occur, the contract issuer could terminate the contract at the market value of the underlying investments or, in the case of a traditional GIC, at the hypothetical market value based upon a contractual formula.
Management believes that no events are probable of occurring that might limit the ability of the Plan to transact at contract value with the contract issuers or that could cause a contract issuer to terminate a contract.
Common collective trusts
Shares of common collective trusts are valued at the NAV of shares held by the Plan at year-end based upon the quoted market prices of the underlying investments. NAV is used as a practical expedient for estimating fair value of common collective trusts.